Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Assets:
Cash and balances with central banks	[1]	$ 20,059		$ 26,788
Trading securities and financial assets designated at fair value		31,781	[1]	23,132	[1]	$ 25,983
Property and equipment	[1]	1,155		1,329
Deferred tax assets		2,048	[1]	1,180	[1]	1,112
Intangible assets	[1]	11,953		11,763
Other financial assets	[1]	807		621
Total assets	[1]	906,626		879,592
Liabilities:
Provisions	[1]	3,169		1,928
Other liabilities	[1]	2,238		1,338
Total liabilities	[1]	841,119		815,019
Total equity attributable to owners of Westpac Banking Corporation	[1]	65,454		64,521
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks		3		10
Trading securities and financial assets designated at fair value		3
Property and equipment				2
Deferred tax assets				4
Intangible assets				15
Other financial assets		3		5
Total assets		9		36
Liabilities:
Provisions				2
Other liabilities				3
Total liabilities				5
Total equity attributable to owners of Westpac Banking Corporation		9		31
Cash proceeds (net of transaction costs)		2		19
Total consideration		2		19
Reserves recycled to income statement		10		3
Gain/(loss) on disposal		3		(9)
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)		2		19
Less: Cash deconsolidated		(3)		(10)
Cash consideration (paid)/received (net of transaction costs and cash held)		(1)		9
Parent Entity
Assets:
Cash and balances with central banks	[1]	17,692		24,976
Trading securities and financial assets designated at fair value	[1]	29,565		21,415
Property and equipment	[1]	948		1,120
Deferred tax assets		1,925	[1]	1,102	[1]	$ 1,053
Intangible assets	[1]	9,687		9,494
Other financial assets	[1]	420		311
Total assets	[1]	949,739		923,230
Liabilities:
Provisions	[1]	2,980		1,766
Other liabilities	[1]	1,064		257
Total liabilities	[1]	892,901		867,874
Total equity attributable to owners of Westpac Banking Corporation	[1]	$ 56,838		$ 55,356

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.